COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Lease commitments:
2016	$ 1,170
2017	1,085
2018	1,022
2019	1,036
2020	1,069
Total	5,382
TAT Industries [Member]
Lease commitments:
Lease expense	$ 667	$ 427	$ 424
TAT Technologies Ltd [Member] | Maximum [Member]
Lease commitments:
Lease expiration date	Dec. 31, 2020
Limco Piedmont Inc [Member]
Lease commitments:
Lease expense	$ 419	$ 271	$ 215
Limco Piedmont Inc [Member] | Maximum [Member]
Lease commitments:
Lease expiration date	Dec. 31, 2025